Share-Based Payments - Stock Option Activity (Detail) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of period, weighted-average exercise price per share	$ 28.29
Granted, weighted-average exercise price per share	$ 18.92
Exercised, weighted-average exercise price per share	$ 16.31
Forfeited, weighted-average exercise price per share	$ 17.41
Canceled, weighted-average exercise price per share	$ 38.73
Outstanding, end of period, weighted-average exercise price per share	$ 25.31
Vested and expected to vest, end of period, weighted-average exercise price per share	$ 25.46	[1]
Exercisable, end of period, weighted-average exercise price per share	$ 30.09
Outstanding, end of period, weighted-average remaining contractual term	4.9
Vested and expected to vest, end of period, weighted-average remaining contractual term	4.9	[1]
Exercisable, end of period, weighted-average remaining contractual term	3.0
Outstanding, end of period, aggregate intrinsic value	$ 751	[2]
Vested and expected to vest, end of period, aggregate intrinsic value	715	[1],[2]
Exercisable, end of period, aggregate intrinsic value	$ 17	[2]
Outstanding, beginning of period, shares	458,604
Granted, shares	66,850
Exercised, shares	(9,406)
Forfeited, shares	(6,513)
Canceled, shares	(79,982)
Outstanding, end of period, shares	429,553
Vested and expected to vest, end of period, shares	421,754	[1]
Exercisable, end of period, shares	273,563

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Market price of underlying Pfizer common stock less exercise price.